Debt, cash and cash equivalents and lease liabilities - Summary of Reconciliation of Carrying Amount to Value on Redemption (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	€ 17,123	€ 19,745	[1]	€ 20,131	[1]
Short-term debt and current portion of long-term debt	3,183	2,767	[1]	4,554	[1]
Interest rate and currency derivatives used to manage debt	(56)	119		(117)
Total debt	20,250	22,631		24,568		€ 24,586
Cash and cash equivalents	(10,098)	(13,915)	[2]	(9,427)	[2]	€ (6,925)	[3]
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	74		(34)
Net debt	9,983	8,790		15,107
Amortized cost
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	58
Short-term debt and current portion of long-term debt	2
Interest rate and currency derivatives used to manage debt	0
Total debt	60
Cash and cash equivalents
Interest rate and currency derivatives used to manage cash and cash equivalents
Net debt	60
Adjustment to debt measured at fair value
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	(5)
Short-term debt and current portion of long-term debt	(2)
Interest rate and currency derivatives used to manage debt	11
Total debt	4
Cash and cash equivalents
Interest rate and currency derivatives used to manage cash and cash equivalents
Net debt	4
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Long-term debt	17,176	19,794		20,180
Short-term debt and current portion of long-term debt	3,183	2,767		4,553
Interest rate and currency derivatives used to manage debt	(45)	142		(86)
Total debt	20,314	22,703		24,647
Cash and cash equivalents	(10,098)	(13,915)		(9,427)
Interest rate and currency derivatives used to manage cash and cash equivalents	(169)	74		(34)
Net debt	€ 10,047	€ 8,862		€ 15,186

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.
[3]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1.